SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
SHARE CAPITAL	SHARE CAPITAL
22.1 Authorized
The authorized share capital is as follows:
–Unlimited number of common shares, bearing one voting right per share, participating, without par value.
–Unlimited number of preferred shares, issuable in one or more series.
The authorized share capital was modified effective May 6, 2021 by creating an unlimited number of preferred shares, issuable in one or more series.
22.2 Issued
All issued and outstanding common shares are fully paid.
22.3 ATM Program
On June 17, 2022, the Company established an "at-the-market" equity program (the "ATM Program") that allows the Company to issue and sell, from time to time through a syndicate of agents, newly issued common shares of the Company, for an aggregate offering amount of up to $125,000,000 (or the Canadian dollar equivalent).
During the year ended December 31, 2022, the Company issued 8,346,789 common shares pursuant to the ATM Program at an average price of $3.74 per share for aggregate gross proceeds of $31,247,688, and for aggregate net proceeds of $29,351,308 after the deduction of equity issuance fees of $1,896,380. Equity issuance fees were mainly related to legal costs which includes one-time fees incurred to establish the ATM Program ($1,427,613) and net commissions paid to the agents under the ATM program ($468,767).
22.4 December 2022 Offering
On December 16, 2022, the Company closed the “December 2022 Offering”, pursuant to which the Company issued 19,685,040 "Units" at a price of $2.54 per Unit for gross proceeds of $50,000,002 and for net proceeds of $45,308,181 after the deduction of issuance fees of $4,691,821. Issuance fees were mainly related to legal costs ($2,261,471) and net commissions paid to the agents ($2,430,350). Each Unit consisted of one common share in the capital of the Company and one common share purchase warrant. The allocation of the proceeds between the warrants and the common shares at the issuance date was based on allocating the fair value of the warrants based on the Black-Scholes option pricing model (refer to Note 14.3), with the residual value allocated to the common shares.

Under the terms of the underwriting agreement, the Company has granted the underwriters an over-allotment option, exercisable for a period of 30 days from the date of the closing of the December 2022 Offering, to purchase up to 2,952,755 additional Units at a price of $2.54 per Unit, representing in the aggregate 15% of the total number of Units to be sold pursuant to the December 2022 Offering.
22. SHARE CAPITAL (CONTINUED)
22.4 December 2022 Offering (continued)

Pursuant to the December 2022 Offering, the Company issued 19,685,040 common shares of which gross proceeds of $30,086,806 were allocated to the shares, and for net proceeds of $27,264,038 after the deduction of equity issuance fees of $2,822,768. Equity issuance fees were mainly related to legal costs ($1,360,338) and net commissions paid to the agents ($1,462,430).
22.3 Common shares, retractable
At the closing of the business combination and plan of reorganization (the “Transaction”) with NGA on May 6, 2021, the repurchase (put) rights of the common shares, retractable were reclassified from non-current liabilities to equity, as the repurchase (put) rights no longer exist at closing of the Transaction.
The following table summarizes the common shares, retractable as at December 31, 2021 and changes during the years then ended:

	December 31, 2021
	Number	$
Common shares, retractable
Balance, beginning of the year	17,994,857	25,855,509
Reclass to equity	(17,994,857)	(29,072,804)
Accretion expense	—	2,031,863
Foreign currency translation adjustment	—	1,185,432
Balance, end of year	—	—
At each reporting period, the liability was measured at amortized cost, until May 6, 2021. An accretion expense amounting to $2,031,863 was recorded in the consolidated earnings for the year ended December 31, 2021.